COMMITMENTS AND CONTINGENT LIABILITIES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Purchase commitments
Capital Lease Obligations, Current	$ 451		$ 455	$ 481
Capital Leases, Income Statement, Amortization Expense	100,000		600,000	500,000
Capital lease obligation	207,000	$ 307,000	708,000	1,396,000
Operating Leases, Rent Expense, Net	1,200,000	$ 300,000	1,500,000	1,500,000	$ 2,200,000
Capital Lease Obligations, Noncurrent	649		578	427
Capital Lease Obligations	1,100		1,033	$ 908
Capital Addition Purchase Commitments [Member]
Purchase commitments
Commitments	$ 18,300,000		17,900,000
Other planned capital projects
Purchase commitments
Commitments			$ 0